(14) INTANGIBLE ASSETS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets Details 2Abstract
Contract asset - in progress, beginning	R$ 0
Adoption of IFRS 15 (note 3)	825,476
Additions	1,787,588
Transfer - intangible assets	(723,813)
Transfer - financial assets	(836,516)
Disposal and transfer - other assets	(6,303)
Contract asset - in progress, ending	1,046,433
Noncurrent	R$ 1,046,433	R$ 0